Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Effect of reinsurance
The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2016				2015
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$5,927	$543	$8,975	$15,445	$5,490	$523	$7,213	$13,226
Deferred policy acquisition costs and value of business acquired	17,878	16	(304)	17,590	17,860	22	(464)	17,418
Total assets	$23,805	$559	$8,671	$33,035	$23,350	$545	$6,749	$30,644
Liabilities
Future policy benefits	$165,186	$1,515	$—	$166,701	$159,868	$1,398	$—	$161,266
Policyholder account balances	171,961	1,209	(2)	173,168	164,655	975	(2)	165,628
Other policy-related balances	12,699	324	7	13,030	12,597	290	6	12,893
Other liabilities	18,780	405	4,515	23,700	16,985	414	2,893	20,292
Total liabilities	$368,626	$3,453	$4,520	$376,599	$354,105	$3,077	$2,897	$360,079
The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Premiums
Direct premiums	$37,975	$37,044	$37,614
Reinsurance assumed	1,363	1,382	1,433
Reinsurance ceded	(2,136)	(2,023)	(2,077)
Net premiums	$37,202	$36,403	$36,970
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$5,883	$5,952	$6,271
Reinsurance assumed	96	105	19
Reinsurance ceded	(497)	(487)	(466)
Net universal life and investment-type product policy fees	$5,482	$5,570	$5,824
Policyholder benefits and claims
Direct policyholder benefits and claims	$37,144	$36,101	$36,492
Reinsurance assumed	1,085	984	939
Reinsurance ceded	(1,913)	(1,983)	(2,038)
Net policyholder benefits and claims	$36,316	$35,102	$35,393
Other expenses
Direct other expenses	$13,911	$14,916	$14,847
Reinsurance assumed	202	140	151
Reinsurance ceded	(378)	(303)	(379)
Net other expenses	$13,735	$14,753	$14,619